Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash at bank and in hand	$ 146,529	$ 38,869
Total	$ 146,529	$ 38,869